Cash and Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Cash and Restricted Cash

Note 3	Cash and Restricted Cash

Cash and Restricted Cash at March 31, 2019 and December 31, 2018 consisted of the following:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Cash on hand	$1,112	$710
Bank balances	98	98
Restricted cash (non-current)	248,706	195,339
	$249,916	$196,147

The ASU 2016-18 on Statements of Cash Flows (Topic 230), Restricted Cash has been adopted for 2019 and 2018, restricted cash is included with cash when reconciling the beginning-of-period and end-of-period total amounts shown in the Statements of Cash Flows. During the period ended as at March 31, 2019 and December 31, 2018, there was no Cash Equivalents balances.

Note 3	Cash and Restricted Cash

Cash and Restricted Cash at December 31, 2018 and December 31, 2017 consisted of the following:

	As at	As at
	December 31, 2018	December 31, 2017

Cash on hand	$710	$3,193
Bank balances	98	3,805
Restricted cash (non-current)	195,339	143,153
	$196,147	$150,151

The ASU 2016-18 on Statements of Cash Flows (Topic 230), Restricted Cash has been adopted for 2018 and 2017, restricted cash and restricted cash equivalents is included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the Statements of Cash Flows. During the period ended as at December 31, 2018 and December 31, 2017, there was no Cash Equivalents balances.